Basis of Presentation and Organization (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 10,730,743	$ 7,140,539	$ 5,617,025
Trade receivables, net	24,870,297	24,890,616
Inventories	18,450	220,377
Deferred tax asset	282,600	718,767
Other assets	837,705	817,048
Net assets of discontinued operations		326,425
TOTAL CURRENT ASSETS	36,739,795	34,113,772
NON-CURRENT ASSETS
Intangible assets, net	3,632,536	3,314,413
Deferred tax asset	1,288,887	1,130,454
Property, plant and equipment	519,321	569,031
Other assets		45,973
Goodwill	71,227	69,057
TOTAL NON-CURRENT ASSETS	5,511,971	5,128,928
TOTAL ASSETS	42,251,766	39,242,700
CURRENT LIABILITIES
Trade and other payables	7,023,958	3,129,175
Wholesale loan facility	27,746,303	25,669,388
Cash reserve	878,747	2,731,094
Net liabilities of discontinued operations		3,000
TOTAL CURRENT LIABILITIES	35,649,008	31,532,657
NON-CURRENT LIABILITIES
Shareholder's loan	47,100	45,665
TOTAL NON-CURRENT LIABILITIES	47,100	45,665
TOTAL LIABILITIES	35,696,108	31,578,322
EQUITY
Preferred stock
Common stock	7,672	996,163
Common stock to be issued		33,837
APIC	15,027,915	14,462,575
Other accumulated comprehensive gain (loss)	(864,766)	(1,079,762)
Accumulated deficit	(7,615,213)	(6,748,485)
TOTAL STOCKHOLDER'S EQUITY	6,555,658	7,664,378	7,904,905
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	42,251,766	39,242,700
Reported [Member]
CURRENT ASSETS
Cash and cash equivalents		7,205,827	5,617,025
Trade receivables, net		27,008,840
Inventories		220,377
Deferred tax asset		718,767
Other assets		820,726
Net assets of discontinued operations
TOTAL CURRENT ASSETS		35,974,537
NON-CURRENT ASSETS
Intangible assets, net		3,512,767
Deferred tax asset		988,860
Property, plant and equipment		578,136
Other assets		95,973
Goodwill		69,057
TOTAL NON-CURRENT ASSETS		5,244,793
TOTAL ASSETS		41,219,330
CURRENT LIABILITIES
Wholesale loan facility		25,669,388
Cash reserve		2,731,094
Net liabilities of discontinued operations
TOTAL CURRENT LIABILITIES		33,650,881
NON-CURRENT LIABILITIES
Shareholder's loan		45,665
TOTAL NON-CURRENT LIABILITIES		45,665
TOTAL LIABILITIES		33,696,546
EQUITY
Preferred stock		50
Common stock		996,164
Common stock to be issued
Treasury Stock, Value
APIC		14,496,411
Other accumulated comprehensive gain (loss)		(1,052,144)
Accumulated deficit		(6,917,697)
TOTAL STOCKHOLDER'S EQUITY		7,522,784
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY		41,219,330
Adjustments [Member]
CURRENT ASSETS
Cash and cash equivalents		(65,288)
Trade receivables, net		(2,118,224)
Inventories
Deferred tax asset
Other assets		(3,678)
Net assets of discontinued operations		326,425
TOTAL CURRENT ASSETS		(1,860,765)
NON-CURRENT ASSETS
Intangible assets, net		(198,354)
Deferred tax asset		141,594
Property, plant and equipment		(9,105)
Other assets		(50,000)
Goodwill
TOTAL NON-CURRENT ASSETS		(115,865)
TOTAL ASSETS		(1,976,630)
CURRENT LIABILITIES
Wholesale loan facility
Cash reserve
Net liabilities of discontinued operations		3,000
TOTAL CURRENT LIABILITIES		(2,118,224)
NON-CURRENT LIABILITIES
Shareholder's loan
TOTAL NON-CURRENT LIABILITIES
TOTAL LIABILITIES		(2,118,224)
EQUITY
Preferred stock
Common stock		(1)
Common stock to be issued		33,837
Treasury Stock, Value
APIC		(33,836)
Other accumulated comprehensive gain (loss)		(27,618)
Accumulated deficit		169,212
TOTAL STOCKHOLDER'S EQUITY		141,594
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY		$ (1,976,630)